THE INTERNATIONAL EQUITY PORTFOLIO
Annual Report October 31, 2000

(The following pages should be read in conjunction with J.P. Morgan International Equity Fund Annual Financial Statements)

THE INTERNATIONAL EQUITY PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2000

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
AUSTRALIA - 1.8%
 116,026  AMP Ltd.(s)                                           $    1,045,436
  98,091  Australia & New Zealand Banking Group Ltd.(s)                724,247
 109,549  Broken Hill Proprietary Co.(s)                             1,061,433
  65,758  Commonwealth Bank of Australia(s)                            978,159
 284,901  CSR Ltd.(s)                                                  583,235
  79,357  Lend Lease Corp. Ltd.(s)                                     928,641
  62,600  Lion Nathan Ltd.(s)                                          122,281
  52,109  National Australia Bank Ltd.(s)                              723,586
  33,762  OneSteel Ltd.(s)(+)                                           16,094
 310,200  Southcorp Ltd.(s)                                            801,056
 308,252  Telstra Corp. Ltd.(s)                                      1,005,572
  33,253  Westpac Banking Corp.                                        226,982
 124,105  WMC Ltd.(s)                                                  474,235
                                                              --------------------
                                                                     8,690,957
                                                              --------------------
BELGIUM - 0.2%
 38,850  Agfa Gevaert NV(s)                                           803,475
  2,775  Real Software(s)                                              47,065
                                                              --------------------
                                                                      850,540
                                                              --------------------
DENMARK - 0.3%
  6,827  Novo Nordisk A.S.(s)                                       1,446,085
                                                              --------------------
FINLAND - 2.2%
 125,819  Nokia Oyj(s)                                               5,171,184
 116,000  Sonera Oyj                                                 2,552,433
 241,324  Stora Enso Oyj - R Shares(s)                               2,468,634
  17,202  Tietoenator Oyj(s)                                           330,247
                                                              --------------------
                                                                    10,522,498
                                                              --------------------
FRANCE - 10.8%
 129,438  Alcatel S.A.(s)                                             7,888,281
  16,209  Axa(s)                                                      2,143,248
  25,244  BNP Paribas(s)                                              2,173,920
  52,174  Carrefour S.A.(s)                                           3,498,019
  33,356  Christian Dior S.A.(s)                                      1,693,529
  60,066  Fimatex(s)(+)                                                 646,583
  17,899  Genset S.A.(s)(+)                                             890,550
  30,730  Groupe Danone(s)                                            4,292,511
  25,373  Lafarge(s)                                                  1,871,038
  17,144  Lagardere S.C.A.(s)                                           972,142
  28,744  Renault S.A.(s)                                             1,427,698
  12,165  Technip S.A.(s)                                             1,554,909
  48,734  Total Fina Elf S.A. Cl B(s)                                 6,964,360
  30,295  Vinci(s)                                                    1,521,426
 132,954  Vivendi Environnement(s)(+)                                 4,958,448
 123,819  Vivendi S.A.(s)                                             8,889,193
                                                              --------------------
                                                                      51,385,855
                                                              --------------------
GERMANY - 6.9%
 25,672  Allianz AG(s)                                                8,694,056
 77,936  BASF AG(s)                                                   3,051,909

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
 62,558  Bayer AG(s)                                              $    2,712,190
 67,824  Commerzbank AG(s)                                             1,911,466
 10,410  Consors Discount-Broker AG(s)(+)                                838,235
 19,084  Deutsche Bank AG(s)                                           1,560,624
 60,979  Deutsche Telekom AG(s)                                        2,287,101
 55,024  Dresdner Bank AG(s)                                           2,289,947
 61,412  E.ON AG(s)                                                    3,116,927
 17,300  Intershop Communications AG(s)(+)                               762,502
    139  Primacom AG(s)(+)                                                 2,720
  2,900  SAP AG(s)                                                       476,615
 36,407  Schering AG(s)                                                2,036,669
 23,621  Siemens AG(s)                                                 3,004,180
                                                                   -------------
                                                                      32,745,141
                                                                   -------------
HONG KONG - 2.1%
 460,200  Bank Of East Asia(s)                                         1,041,470
 33,000  Cheung Kong Holdings Ltd.(s)                                    364,946
 200,000  China Mobile (Hong Kong) Ltd.(s)(+)                          1,288,610
 363,000  Hong Kong Electric Holdings Ltd.(s)                          1,198,504
 263,200  Hutchison Whampoa Ltd.(s)                                    3,265,069
 400,463  Pacific Century CyberWorks Ltd.(s)(+)                          308,084
 350,000  SmarTone Telecommunications Holding Ltd.(s)                    518,329
 221,000  Sun Hung Kai Properties Ltd.(s)                              1,827,712
 662,000  SUNeVision Holdings Ltd.(s)(+)                                 324,672
                                                                   -------------
                                                                      10,137,396
                                                                   -------------
IRELAND - 0.1%
 71,498  Irish Life & Permanent Plc(s)                                   715,707
                                                                   -------------
ITALY - 2.4%
 270,856  Credito Emiliano SPA(s)                                      1,039,988
 448,416  ENI SPA(s)                                                   2,424,898
  97,314  Mediolanum SPA(s)                                            1,424,490
 343,726  Telecom Italia SPA(s)                                        3,976,827
 516,272  Unicredito Italiano SPA(s)                                   2,625,557
                                                                   -------------
                                                                      11,491,760
                                                                   -------------
JAPAN - 25.0%
 10,400  Advantest Corp.(s)                                            1,355,362
  8,600  Aiful Corp.(s)                                                  677,351
 163,000 Ajinomoto Co., Inc.(s)                                       1,821,229
  37,000 Asahi Breweries, Ltd.(s)                                        365,290
 174,000  Bank of Fukuoka Ltd.(s)                                        854,144
 226,000  Bank of Tokyo-Mitsubishi, Ltd.(s)                            2,709,351
 103,000  Daiwa Securities Group Inc.(s)                               1,140,462
      67  DDI Corp.(s)                                                   314,168
 223,000  Ebara Corp.(s)                                               3,461,718
 176,000  Fuji Heavy Industries Ltd.(s)                                1,225,021
 158,000  Fujitsu Ltd.(s)                                              2,813,005
   5,100  Hitachi Software Engineering Co., Ltd.(s)                      551,149
 302,000  Hitachi, Ltd.(s)                                             3,236,011
  54,000  Honda Motor Co., Ltd.(s)                                     1,864,456
  16,000  Ito-Yokado Co., Ltd.(s)                                        722,410
      69  Japan Tobacco Inc.(s)                                          473,945
  43,000  Kaken Pharmaceutical Co. Ltd.(s)                               255,976

The Accompanying Notes are an Integral Part of the Financial Statements.
 2

THE INTERNATIONAL EQUITY PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
   19,000  KAO Corp.(s)                                               $   568,877
1,406,000  Kawasaki Steel Corp.(s)                                      1,377,800
  291,000  Kubota Corp.(s)                                                978,084
    3,000  Macnica Inc.(s)                                                339,317
   70,000  Marui Co., Ltd.(s)                                           1,032,146
  209,000  Matsushita Electric Industrial Co., Ltd.(s)                  6,067,681
  243,000  Minebea Co., Ltd.(s)                                         2,425,772
  985,000  Mitsubishi Chemical Corp.(s)                                 3,112,236
  420,000  Mitsubishi Corp.(s)                                          3,461,854
  137,000  Mitsubishi Estate Co. Ltd.(s)                                1,455,445
      333  Mizuho Holdings Inc.(s)(+)                                   2,558,723
   29,000  Namco Ltd.(s)                                                  748,970
  173,000  NEC Corp.(s)                                                 3,295,540
    9,400  Nintendo Co., Ltd.(s)                                        1,553,897
   83,000  Nippon Meat Packers, Inc.(s)                                 1,052,038
   51,000  Nippon Sheet Glass Co., Ltd.(s)                                775,346
      743  Nippon Telegraph and Telephone Corp.(s)(+)                   6,757,020
  627,000  Nippon Yusen Kabushiki Kaisha(s)                             2,940,049
  423,000  Nishimatsu Construction Co., Ltd.(s)                         1,336,523
  536,000  Nissan Motor Co., Ltd.(s)(+)                                 3,676,747
   29,000  Nisshin Steel Co., Ltd.(s)                                      22,310
  182,000  Nomura Securities Co., Ltd.(s)                               3,858,686
   25,000  Omron Corp.(s)                                                 615,899
   13,200  Oriental Land Co., Ltd.(s)                                     797,875
  420,000  Osaka Gas Co., Ltd.(s)                                       1,034,710
    3,600  Paris Miki Inc.(s)                                             148,365
   27,000  Pioneer Corp.(s)                                               835,791
   15,200  Promise Co., Ltd.(s)                                         1,140,104
  105,000  Ricoh Co., Ltd.(s)                                           1,615,533
    8,900  Rohm Co. Ltd.(s)                                             2,242,321
  128,000  Sekisui House, Ltd.(s)                                       1,352,798
  131,000  Snow Brand Milk Products Co., Ltd.(s)                          475,098
    8,200  Softbank Corp.(s)                                              491,895
   52,100  Sony Corp.(s)                                                4,160,747
  151,000  Sumitomo Bank Ltd.(s)                                        1,832,356
  134,000  Sumitomo Rubber Industries, Ltd.(s)                            638,154
  307,000  Sumitomo Trust & Banking Co., Ltd.(s)                        2,361,755
   73,000  Suzuki Motor Co.(s)                                            782,214
  183,000  Taiheiyo Cement Corp.(s)                                       284,916
  102,000  Takeda Chemical Industries, Ltd.(s)                          6,716,549
    7,000  TDK Corp.(s)                                                   705,193
   89,000  Tokio Marine & Fire Insurance Co., Ltd.(s)                     983,002
  170,000  Tokuyama Corp.(s)                                              703,727
   73,300  Tokyo Electric Power Co.(s)                                  1,778,963
  387,000  Tokyo Gas Co., Ltd.(s)                                       1,010,120
   97,200  Tokyo Steel Manufacturing Co., Ltd.(s)                         396,135
  121,000  Tostem Corp.(s)                                              1,761,975
  125,800  Toyota Motor Corp.(s)                                        5,023,244
  110,000  UNY Co., Ltd.(s)                                             1,347,926
   14,000  Welfide Corp.(s)                                               100,650
      697  West Japan Railway Co.(s)                                    2,859,749
   19,000  Yamanouchi Pharmaceutical Co., Ltd.(s)                         859,603

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
 146,000 Yasuda Fire & Marine Insurance Co., Ltd.(s)               $    752,798
 15,000  York-Benimaru Co., Ltd.(s)                                      362,671
                                                                    ------------
                                                                     119,408,945
                                                                    ------------
NETHERLANDS - 5.7%
 76,292  ASM Lithography Holding NV(s)(+)                              2,082,866
 32,385  Buhrmann NV(s)                                                  883,876
 80,563  Getronics NV(s)                                                 904,780
 35,441  Heineken Holding NV(s)                                        1,261,673
 19,416  Heineken NV(s)                                                1,053,250
 55,423  ING Groep NV(s)                                               3,801,347
171,782  Koninklijke Philips Electronics NV(s)                         6,742,858
 16,074  Lycos Europe NV(s)(+)                                           137,606
 25,235  Numico NV(s)                                                  1,178,546
 76,487  Royal Dutch Petroleum Co.(s)                                  4,531,002
141,712  Royal KPN NV(s)                                               2,867,152
 56,473  United Pan-Europe Communication NV(s)(+)                        988,445
 20,464  VNU NV(s)                                                       962,665
                                                                   -------------
                                                                      27,396,066
                                                                   -------------
NEW ZEALAND - 0.3%
 473,089  Lion Nathan Ltd.(s)                                            910,545
 222,000  Telecom Corp. of New Zealand(s)                                491,591
                                                                   -------------
                                                                       1,402,136
                                                                   -------------
SINGAPORE - 0.8%
 120,000  City Developments(s)                                           553,688
 141,265  DBS Group Holdings Ltd.(s)                                   1,665,728
 99,000  Singapore Airlines Ltd.(s)                                      992,538
 53,000  Singapore Press Holdings(s)                                     757,790
                                                                   -------------
                                                                       3,969,744
                                                                   -------------
SPAIN - 4.1%
 33,942  Acerinox S.A.(s)                                                943,345
 51,390  Amadeus Global Travel Distribution(s)(+)                        419,466
 316,394 Banco Bilboa Vizcaya Argentaria S.A.(s)                       4,210,363
  75,920 Endesa S.A.(s)                                                1,235,518
 125,342 Iberdrola S.A.(s)                                             1,530,919
 103,615 Repsol YPF S.A.(s)                                            1,644,069
 513,160 Telefonica S.A.(s)(+)                                         9,773,440
                                                                   -------------
                                                                      19,757,120
                                                                   -------------
SWEDEN - 2.6%
 38,113   Autoliv, Inc. SDR(s)                                           833,009
 330,661  Ericsson LM Cl B(s)                                          4,389,013
 278,061  Skandia Forsakrings AB(s)                                    4,703,727
 150,798  Skandinaviska Enskilda Cl A(s)                               1,775,865
 71,058   Tele1 Europe Holding AB(s)(+)                                  546,054
                                                                   -------------
                                                                      12,247,668
                                                                   -------------
SWITZERLAND - 8.9%
 15,881  ABB Ltd.(s)                                                   1,410,928
 15,742  Carrier1 International S.A.(s)(+)                               380,274
    993  CIE Financiere Richemont AG, A Units(s)                       2,761,248
 14,634  Credit Suisse Group(s)                                        2,742,705
  3,779  Nestle S.A.(s)                                                7,828,694

     The Accompanying Notes are an Integral Part of the Financial Statements.
3

THE INTERNATIONAL EQUITY PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
   4,352  Novartis(s)                                             $   6,600,247
     618  Roche Holding AG(s)                                         5,643,490
     590  SGS Societe Generale de Surveillance
           Holding S.A.(s)                                              721,873
     814  The Swatch Group AG Cl B(s)                                 1,077,426
  43,222  USB AG(s)                                                   5,985,361
  15,086  Zurich Financial Services AG(s)                             7,299,271
                                                                   ------------
                                                                     42,451,517
                                                                   ------------
UNITED KINGDOM - 21.3%
   77,073  3I Group Plc(s)                                             1,751,405
   52,300  Amvescap Plc(s)                                             1,169,479
  127,500  ARM Holdings Plc(s)(+)                                      1,258,893
   18,400  Astrazeneca Plc(s)                                            862,425
  208,983  BAE Systems Plc(s)                                          1,187,990
   55,657  Bank of Scotland(s)                                           519,638
  247,677  BG Group Plc(s)                                               992,578
  343,600  Billiton Plc(s)                                             1,312,136
   12,500  Bookham Technology Plc(s)(+)                                  411,827
1,190,812  BP Amoco Plc(s)                                            10,106,427
  155,390  British American Tobacco(s)                                 1,089,783
  252,800  British Energy Plc(s)                                         660,723
  171,086  British SKY Broadcasting Plc(s)(+)                          2,471,766
   97,000  British Telecommunications Plc(s)                           1,138,028
   81,486  Cable & Wireless Plc(s)                                     1,153,606
  106,600  Cadbury Schweppes Plc(s)                                      659,381
  116,018  Carphone Warehouse Group Plc(s)(+)                            298,173
   39,000  Celltech Group Plc(+)(s)                                      775,810
  219,593  Dixons Group Plc(s)                                           653,645
   31,103  Exel Plc(s)                                                   532,459
   94,400  Gallagher Group Plc(s)                                        553,077
  276,700  Glaxo Wellcome Plc(s)                                       7,971,145
  193,500  Glynwed International Plc(s)                                  511,355
  197,232  Granada Compass Plc(s)(+)                                   1,708,274
  246,300  Hanson Plc(s)                                               1,299,986
  230,600  Hays Plc(s)                                                 1,259,812
  178,900  Hilton Group Plc(s)                                           497,450
  457,031  HSBC Holdings Plc(s)                                        6,516,689
   49,176  Johnson Matthey Plc(s)                                        767,594
  247,677  Lattice Group Plc(s)(+)                                       528,656
  656,200  Legal & General Group Plc(s)                                1,634,069
  405,387  Lloyds TSB Group Plc(s)                                     4,132,157
   27,400  Logica Plc(s)                                                 811,218
  137,800  Marconi Plc(s)                                              1,740,757
  368,912  MFI Furniture Group Plc(s)                                    294,615
  211,421  Northern Foods(s)                                             343,824
  105,257  Nycomed Amersham Plc(s)                                       942,988
   54,400  Pearson Plc(s)                                              1,460,514
  335,200  QXL.com Ricardo Plc(s)(+)                                     130,196
   30,900  Railtrack Group Plc(s)                                        478,284
  146,193  Reckitt Benckiser Plc(s)                                    1,923,201
   91,749  Reuters Group Plc(s)                                        1,787,819

SHARES                                                                  VALUE
--------------------------------------------------------------------------------
 344,154  Royal & Sun Alliance Insurance Group(s)                 $  2,451,104
 145,700  Royal Bank of Scotland(s)                                  3,272,802
  80,800  Scottish & Newcastle Plc(s)                                  553,762
 189,000  ScottishPower Plc(s)                                       1,420,176
  66,000  Severn Trent Plc(s)                                          704,371
 310,300  SmithKline Beecham Plc(s)                                  4,009,975
  87,900  Standard Chartered(s)                                      1,268,660
 933,400  Tesco Plc(s)                                               3,561,070
 170,600  TI Group Plc(s)                                              921,493
  55,800  United News & Media Plc(s)                                   698,817
 3,791,901 Vodafone Group Plc(s)                                    15,788,116
 154,000  Williams Plc(s)                                              737,912
                                                                  ------------
                                                                   101,688,110
                                                                  ------------
TOTAL COMMON STOCKS                                                456,307,245
                                                                  ------------

   (Cost $396,833,458)

PREFERRED STOCKS - 1.1%
AUSTRALIA - 0.6%
 299,158  News Corp. Ltd.(s)                                         2,681,572
                                                                    ----------
GERMANY - 0.5%
    940  MLP AG(s)                                                     127,081
  3,800  SAP AG(s)                                                     764,992
 51,765  Volkswagen AG(s)                                            1,506,705
                                                                    ----------
                                                                     2,398,778
                                                                    ----------
TOTAL PREFERRED STOCKS                                               5,080,350
                                                                    ----------

   (Cost $4,530,665)

RIGHTS(Z)
UNITED KINGDOM(z)
 1,079  Logica Plc(s)(+)                                               31,021
                                                                     ---------

   (Cost $17,991)

SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.1%
 14,710,452  Hamilton Money Fund                                   14,710,452
                                                                   -------------
U.S. TREASURY SECURITIES - 0.3%
 $ 1,530,000  U.S. Treasury Bills, 6.11%, 3/22/01(s)(y)             1,493,510
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS                                       16,203,962
                                                                   -------------
  (Cost $16,204,745)
TOTAL INVESTMENT SECURITIES - 100.0%                             $477,622,578
                                                                 ===============
   (Cost $417,586,859)


The Accompanying Notes are an Integral Part of the Financial Statements.
 4

THE INTERNATIONAL EQUITY PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                                  NET UNREALIZED
CONTRACTS                SETTLEMENT           SETTLEMENT                           APPRECIATION
TO BUY                   DATE                 VALUE               VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------
   89,296,685  EUR      12/13/00            $76,685,597         $ 75,840,291        $ (845,306)
    2,810,000  EUR
for 268,876,580 JPY     12/13/00             2,454,081            2,386,552           (67,529)
    1,650,756  GBP
for 2,760,000  EUR      12/13/00             2,344,087            2,399,183            55,096
    2,407,000  GBP      12/13/00             3,536,605            3,498,296           (38,309)
1,178,105,419  JPY      12/13/00            11,019,170           10,874,094          (145,076)
  268,070,000  JPY
for 2,993,389  EUR      12/13/00             2,542,306            2,474,327           (67,979)
   23,458,344  SEK
for 2,760,000  EUR      12/13/00             2,344,087            2,349,496             5,409
  198,754,870  JPY
for 1,282,000  GBP      12/13/00             1,863,239            1,834,538           (28,701)
                                      -------------------------------------------------------------
                                          $102,789,172         $101,656,777        $(1,132,395)
                                      =============================================================

                                                                                  NET UNREALIZED
CONTRACTS                SETTLEMENT           SETTLEMENT                           APPRECIATION
TO SELL                  DATE                 VALUE               VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------
    4,272,623  AUD       12/13/00             $ 2,357,206      $  2,215,103         $  142,103
   21,075,633  CHF       12/13/00              12,054,028        11,769,792            284,236
   41,918,000  EUR       12/13/00              36,025,084        35,601,247            423,837
    4,228,000  GBP       12/13/00               6,114,994         6,144,909           (29,915)
2,133,333,320  JPY       12/13/00              19,943,000        19,690,995            252,005
   17,824,203  SEK       12/13/00               1,837,736         1,785,203             52,533
                                      -------------------------------------------------------------
                                              $78,332,048       $77,207,249         $1,124,799
                                      =============================================================

FUTURES CONTRACTS

                                                                   NET UNREALIZED
                             EXPIRATION     UNDERLYING FACE        APPRECIATION
PURCHASED                    DATE           AMOUNT AT VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------
 237  DJ Euro Stoxx 50
        Index Futures       December 2000    $10,267,055             $225,925
   1  FTSE 100 Index
        Futures             December 2000         94,236                  358
  15  Hang Seng
        Index Futures       November 2000      1,446,609                  794
  60  Topix Index Futures   December 2000      7,577,617             (176,573)
                                           --------------------------------------------
                                              $19,385,517            $  50,504
                                           ============================================

                                                                   NET UNREALIZED
                             EXPIRATION     UNDERLYING FACE        APPRECIATION
SOLD                         DATE           AMOUNT AT VALUE        (DEPRECIATION)
                                           --------------------------------------------
   10 SPI Futures            December 2000     $424,870              $1,559
                                           ============================================

MARKET SECTORS                                                    % OF TOTAL
(UNAUDITED)                                                      INVESTMENTS

INDUSTRIAL CYCLICAL                                                  18.6%
FINANCE                                                              15.3%
TELECOMMUNICATIONS                                                   10.8%
CONSUMER CYCLICAL                                                     8.3%
PHARMACEUTICALS                                                       8.0%
INSURANCE                                                             6.5%
ENERGY                                                                5.6%
CONSUMER STABLE                                                       5.4%
SOFTWARE & SERVICES                                                   5.4%
SHORT-TERM INVESTMENTS                                                3.4%
UTILITIES                                                             3.0%
RETAIL                                                                3.0%
SEMICONDUCTORS                                                        2.9%
CONSUMER SERVICES                                                     2.9%
OTHER                                                                 0.9%

AUD - Australian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SDR - Swedish Depositary Receipt
SEK - Swedish Krona
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y)  Yield to maturity
(z)  Percentage less than 0.05%
(+)  Non-income producing security


    The Accompanying Notes are an Integral Part of the Financial Statements.
5

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2000

ASSETS
Investments at  Value (Cost $417,586,859)                          $477,622,578
Foreign Currency at Value (Cost $6,106,171)                           6,097,946
Receivable for Investments Sold                                       2,258,032
Unrealized Appreciation of Forward Foreign Currency Contracts         1,783,536
Foreign Tax Reclaim Receivable                                        1,062,169
Dividend and Interest Receivable                                        918,151
Variation Margin Receivable                                             117,316
Prepaid Trustees' Fees and Expenses                                         156
Prepaid and Other Assets                                                  1,304
                                                                   -------------
TOTAL ASSETS                                                        489,861,188
                                                                   -------------
LIABILITIES
Payable for Investments Purchased                                     3,318,700
Unrealized Depreciation of Forward Foreign Currency Contracts         1,791,132
Advisory Fee Payable                                                    243,173
Administration Service Fee Payable                                        9,699
Fund Services Fee Payable                                                   344
Administration Fee Payable                                                  307
Accrued Expenses and Other Liabilities                                  324,264
                                                                   ------------
TOTAL LIABILITIES                                                     5,687,619
                                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests                      $484,173,569
                                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.
6

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME
Dividend Income (Net of Foreign
   Withholding Tax of $1,199,636)                                  $7,324,128
Interest Income                                                       708,910
 .                                                                  ------------
     Investment Income                                              8,033,038
 .                                                                  ------------
EXPENSES
Advisory Fee                                                        3,312,702
Custodian Fees and Expenses                                           887,856
Administrative Services Fee                                           134,468
Professional Fees                                                      54,269
Printing Expenses                                                      10,000
Fund Services Fee                                                       8,841
Trustees' Fees and Expenses                                             6,803
Administration Fee                                                      4,108
Miscellaneous                                                           1,548
                                                                    -----------
     Total Expenses                                                 4,420,595
                                                                    -----------
NET INVESTMENT INCOME                                               3,612,443
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON
Investment Transactions                                            41,050,835
Futures Contracts                                                   5,013,135
Foreign Currency Contracts and Transactions                       (2,230,589)
                                                                  -------------
     Net Realized Gain                                            43,833,381
                                                                  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investment Transactions                                           (64,988,434)
Futures Contracts                                                   (551,109)
Foreign Currency Contracts and Translations                         (453,538)
                                                                  -------------
     Net Change in Unrealized Depreciation                        (65,993,081)
                                                                  -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              ($18,547,257)
                                                                  =============

    The Accompanying Notes are an Integral Part of the Financial Statements.
7

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31

                                                                                 2000             1999
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                                        $  3,612,443    $   4,569,191
Net Realized Gain on Investments, Futures Contracts, and
     Foreign Currency Contracts and Transactions                               43,833,381        28,815,778
Net Change in Unrealized Appreciation (Depreciation) on
   Investments, Futures Contracts, and Foreign Currency
     Contracts and Translations                                               (65,993,081)       70,990,877
                                                                             --------------    ------------
     Net Increase (Decrease) in Net Assets Resulting from Operations          (18,547,257)       104,375,846
                                                                            ---------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                                 537,498,363        281,385,364
Withdrawals                                                                   (570,833,153)     (293,180,212)
                                                                            --------------     -------------
     Net Decrease from Transactions in Investors' Beneficial Interests        (33,334,790)      (11,794,848)
                                                                            --------------    -------------
     Total Increase (Decrease) in Net Assets                                  (51,882,047)       92,580,998
                                                                            --------------     --------------
NET ASSETS
Beginning of Year                                                             536,055,616        443,474,618
                                                                            -------------      ------------
End of Year                                                                   $484,173,569      $536,055,616
                                                                            ==============    =============

SUPPLEMENTARY DATA

                                                    FOR THE YEARS ENDED OCTOBER 31
                                   2000         1999         1998         1997         1996
                                 ----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
   Net Expenses                    0.80%        0.80%        0.79%        0.77%        0.79%
   Net Investment Income           0.65%        0.95%        1.09%        1.47%        1.39%
Portfolio Turnover                  80%          70%          74%          67%          57%

The Accompanying Notes are an Integral Part of the Financial Statements.
8

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are trans- lated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to manage the Portfolio's exposure to foreign currency exchange fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) arise if the counterparties do not perform under the contract terms.
    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.60% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,700.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
3. FEDERAL INCOME TAXES

    As of October 31, 2000, accumulated net unrealized appreciation was $58,255,223, based on the aggregate cost of investments for federal income tax purposes of $419,367,355, which consisted of unrealized appreciation of $88,249,036 and unrealized depreciation of $29,993,813.

--------------------------------------------------------------------------------
4. INVESTMENT TRANSACTIONS
    During the year ended October 31, 2000, the Portfolio purchased $419,718,180 of investment securities and sold $430,420,554 of investment securities other than U.S. government securities and short-term investments.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF CREDIT RISK
    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

--------------------------------------------------------------------------------
6. CREDIT AGREEMENT
    The Portfolio is party to revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS
    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Investors of
The International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Equity Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
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[back cover]

J.P. MORGAN FUNDS
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Morgan Guaranty Trust Company                               MAILING
500 Stanton Christiana Road                                INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23756   1000